Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Level 3 market values for financial assets (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 95,349
Assets at end of period	96,592
Operating segments [member] | Telecom activities, operating segment [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	90,025
Assets at end of period	91,238
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	202
Gains (losses) taken to other comprehensive income	1
Acquisition (sale) of securities	16
Other	2
Assets at end of period	€ 221